Investments in equity accounted units - Additional information (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Investments in equity accounted units [Line Items]
Net debt of equity accounted units	$ (1,576,000,000)	$ 664,000,000	$ 3,651,000,000
Investment in equity accounted units
Disclosure of Investments in equity accounted units [Line Items]
Investments in equity accounted units with shares listed on recognised stock exchanges	0	0
Net debt of equity accounted units	$ 978,000,000	$ 931,000,000